CAPITAL STOCK (Detail Textuals 2) (USD $)	9 Months Ended	12 Months Ended	9 Months Ended	0 Months Ended	12 Months Ended	1 Months Ended		0 Months Ended
	Jun. 30, 2014	Sep. 30, 2011	Jun. 30, 2014 Series B Warrants	Feb. 11, 2014 Common Stock	Sep. 30, 2011 Common Stock	Dec. 20, 2013 Consulting agreement Common Stock	Dec. 16, 2013 Crede CG III, Ltd	Dec. 16, 2013 Crede CG III, Ltd Series A Warrants	Dec. 16, 2013 Crede CG III, Ltd Series B Warrants
Stockholders' Equity Note [Line Items]
Exercised	18,695,187		23,197,095	1,000,000				10,695,187	7,000,000
Warrants issued to placement agent				746,835			18,823,073
Common stock issued in exchange for consulting services (in shares)		888,813			888,813	2,500,000
Common stock issued in exchange for consulting services		$ 65,000			$ 889	$ 337,500